Maturity analysis of assets, liabilities and off-balance sheet commitments - Cash flows payable by HSBC under financial liabilities by remaining contractual maturities (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 67,921	$ 101,133
Customer accounts	1,574,514	1,711,607
Repurchase agreements – non-trading	127,983	126,709
Trading liabilities	72,353	84,904
Financial liabilities designated at fair value	150,367	156,488
Derivatives	288,145	193,860
Debt securities in issue	90,779	84,811
Subordinated liabilities	41,867	36,223
Other financial liabilities1	173,195	154,486
Cash flows payable under financial liabilities	2,587,124	2,650,221
Loan and other credit-related commitments	827,854	815,474
Financial guarantees	18,783	27,795
Cash flows payable under financial liabilities and other contractual commitments	3,433,761	3,493,490
Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	47,082	63,684
Customer accounts	1,387,125	1,613,065
Repurchase agreements – non-trading	121,328	117,643
Trading liabilities	72,353	84,904
Financial liabilities designated at fair value	16,687	18,335
Derivatives	283,512	190,354
Debt securities in issue	4,329	7,149
Subordinated liabilities	37	119
Other financial liabilities1	153,597	129,706
Cash flows payable under financial liabilities	2,086,050	2,224,959
Loan and other credit-related commitments	825,781	813,471
Financial guarantees	18,696	27,774
Cash flows payable under financial liabilities and other contractual commitments	$ 2,930,527	$ 3,066,204
Proportion of cash flows payable in period	85.00%	88.00%
Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 406	$ 2,712
Customer accounts	96,474	54,092
Repurchase agreements – non-trading	3,852	4,615
Trading liabilities	0	0
Financial liabilities designated at fair value	7,859	9,760
Derivatives	171	192
Debt securities in issue	8,217	7,958
Subordinated liabilities	168	168
Other financial liabilities1	8,670	9,842
Cash flows payable under financial liabilities	125,817	89,339
Loan and other credit-related commitments	184	121
Financial guarantees	25	6
Cash flows payable under financial liabilities and other contractual commitments	$ 126,026	$ 89,466
Proportion of cash flows payable in period	4.00%	3.00%
Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 4,024	$ 2,800
Customer accounts	80,608	37,219
Repurchase agreements – non-trading	1,535	2,157
Trading liabilities	0	0
Financial liabilities designated at fair value	18,740	13,606
Derivatives	1,181	190
Debt securities in issue	17,522	15,142
Subordinated liabilities	1,395	848
Other financial liabilities1	5,994	7,664
Cash flows payable under financial liabilities	130,999	79,626
Loan and other credit-related commitments	344	615
Financial guarantees	62	9
Cash flows payable under financial liabilities and other contractual commitments	$ 131,405	$ 80,250
Proportion of cash flows payable in period	4.00%	2.00%
Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 16,050	$ 31,294
Customer accounts	9,961	7,093
Repurchase agreements – non-trading	1,268	1,359
Trading liabilities	0	0
Financial liabilities designated at fair value	63,606	63,834
Derivatives	2,222	1,792
Debt securities in issue	34,283	32,651
Subordinated liabilities	7,321	6,741
Other financial liabilities1	3,230	4,577
Cash flows payable under financial liabilities	137,941	149,341
Loan and other credit-related commitments	1,217	1,029
Financial guarantees	0	6
Cash flows payable under financial liabilities and other contractual commitments	$ 139,158	$ 150,376
Proportion of cash flows payable in period	4.00%	4.00%
Due over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Deposits by banks	$ 359	$ 643
Customer accounts	346	138
Repurchase agreements – non-trading	0	935
Trading liabilities	0	0
Financial liabilities designated at fair value	43,475	50,953
Derivatives	1,059	1,332
Debt securities in issue	26,428	21,911
Subordinated liabilities	32,946	28,347
Other financial liabilities1	1,704	2,697
Cash flows payable under financial liabilities	106,317	106,956
Loan and other credit-related commitments	328	238
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 106,645	$ 107,194
Proportion of cash flows payable in period	3.00%	3.00%
Issued by HSBC Holdings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	$ 314	$ 111
Financial liabilities designated at fair value	43,339	36,279
Derivatives	8,000	2,282
Debt securities in issue	82,591	76,918
Subordinated liabilities	36,582	28,957
Other financial liabilities1	1,969	4,240
Cash flows payable under financial liabilities	172,795	148,787
Loan and other credit-related commitments	0	0
Financial guarantees	17,707	13,746
Cash flows payable under financial liabilities and other contractual commitments	190,502	162,533
Issued by HSBC Holdings | Due not more than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	48	0
Financial liabilities designated at fair value	11	473
Derivatives	1,182	1,223
Debt securities in issue	0	1,196
Subordinated liabilities	46	81
Other financial liabilities1	721	1,778
Cash flows payable under financial liabilities	2,008	4,751
Loan and other credit-related commitments	0	0
Financial guarantees	17,707	13,746
Cash flows payable under financial liabilities and other contractual commitments	19,715	18,497
Issued by HSBC Holdings | Due over 1 month but not more than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	266	111
Financial liabilities designated at fair value	72	2,611
Derivatives	177	9
Debt securities in issue	544	276
Subordinated liabilities	161	155
Other financial liabilities1	458	730
Cash flows payable under financial liabilities	1,678	3,892
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	1,678	3,892
Issued by HSBC Holdings | Due over 3 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	1,139	621
Derivatives	1,089	51
Debt securities in issue	4,899	1,286
Subordinated liabilities	1,068	722
Other financial liabilities1	745	1,692
Cash flows payable under financial liabilities	8,940	4,372
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	8,940	4,372
Issued by HSBC Holdings | Due over 1 year but not more than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	22,921	15,017
Derivatives	4,231	414
Debt securities in issue	44,608	43,360
Subordinated liabilities	8,262	7,222
Other financial liabilities1	14	0
Cash flows payable under financial liabilities	80,036	66,013
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	80,036	66,013
Issued by HSBC Holdings | Due over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	19,196	17,557
Derivatives	1,321	585
Debt securities in issue	32,540	30,800
Subordinated liabilities	27,045	20,777
Other financial liabilities1	31	40
Cash flows payable under financial liabilities	80,133	69,759
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	$ 80,133	$ 69,759